Employees' Stock Incentive Plans and Management Incentive Plans	3 Months Ended
Mar. 29, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Employees' Stock Incentive Plans and Management Incentive Plans
Employees’ Stock Incentive Plans

In October 2013, the Board adopted the H. J. Heinz Holding Corporation 2013 Omnibus Incentive Plan (the “2013 Omnibus Plan”) which authorizes the issuance of up to 39,600,000 shares of our Parent's capital stock. In 2013, Parent granted non-qualified stock options under the 2013 Omnibus Plan to select employees and Directors with a five-year cliff vesting provided the employee is continuously employed by Parent or one of its subsidiaries or affiliates. If a participant is involuntarily terminated without cause, 20% of their options will vest, on an accelerated basis, for each full year of service after the grant date. Share-based compensation expense of $2 million and $2 million associated with such grants is reflected in SG&A for the three months ended March 29, 2015 and March 30, 2014, respectively. Unrecognized compensation cost related to unvested option awards under the 2013 Omnibus Plan was $46 million as of March 29, 2015 and $36 million as of March 30, 2014.

Heinz granted 2,222,257 and 2,475,000 option awards to employees during the first quarters ended March 29, 2015 and March 30, 2014, respectively. The weighted average grant date fair value per share of the options granted during the three months ended March 29, 2015 and March 30, 2014, as computed using the Black-Scholes pricing model, was $3.38 and $2.43, respectively.

In 2014 and 2015, options were issued in conjunction with a Bonus Swap Program whereby participants could elect to use a portion of their calculated non-equity incentive compensation (after all required taxes and deductions) to purchase shares of Common Stock in Parent. Participants who elected to purchase such shares were granted matching stock options. Parent issued 564,812 and 485,117 shares as part of the bonus swap program to eligible employees for which $8 million and $5 million was recorded in Additional Paid in Capital in February 2015 and 2014, respectively. Matching options granted under the program totaled 1,594,028 and 1,403,805 in February 2015 and 2014, respectively.

The weighted average assumptions used to estimate the fair values are as follows:

	Three Months Ended
	March 29, 2015	March 30, 2014
Exercise price	$13.50	$10.00
Risk-free interest rate	1.50%	1.41%
Expected term (in years)	5.0	5.0
Expected volatility	25.0%	24.3%
Expected forfeiture rate	5.0%	5.0%

The compensation cost related to equity plans and the related tax benefit is primarily recognized in SG&A as follows:

	Three Months Ended
	March 29, 2015	March 30, 2014
	(In millions)
Pre-tax compensation cost	$2	$2
Tax benefit	1	1
After-tax compensation cost	$1	$1

A summary of Heinz’s stock option activity and related information is as follows:

Number of Options
(In millions)
Options outstanding at December 28, 2014	19
Options granted	4
Options forfeited	—
Options exercised	—
Options outstanding at March 29, 2015	23